UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06418

LORD ABBETT MUNICIPAL INCOME TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq. Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	9/30

Date of reporting period:	12/31/2007

Item 1:    Schedule of Investments.

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 89.57%

Correctional Facilities 1.30%
CA St Pub Wks Bd Dept Hlth
Dept Corrections & Rehab F(6)	5.25%	11/1/2017	AAA	$250	$278,177
Willacy Cnty TX Loc Govt Corp
Rev Pj Ser A-2	6.00%	9/1/2010	NR	250	253,833
Total					532,010

Education 9.27%
Allegheny Cnty PA Higher Ed
Duquesne Univ Ser A(6)	5.00%	3/1/2013	AAA	150	160,968
Atlanta GA Dev Auth Edl Facs Rev
Science Park LLC Pj	5.00%	7/1/2021	A1	610	632,869
Carrollton TX Fmrs Brh Indpt
Sch Dist Sch Bldg GTD PSF	4.50%	2/15/2019	AAA	500	517,755
CT St Hlth & Edl Facs Auth
Rev Quinnipiac Univ Ser I(11)	5.00%	7/1/2019	AAA	500	542,870
Delaware Cnty PA Auth Univ
Rev Villanova Univ(6)	5.00%	8/1/2010	AAA	200	208,926
IL Edl Facs Auth Revs
Northwestern Univ	5.50%	12/1/2013	Aaa	300	326,967
MD St Hlth & Higher Edl Facs
Auth Rev WA Christian Academy	5.25%	7/1/2018	NR	250	238,925
PA St Higher Edl Facs Auth
Temple Univ(11)	5.00%	4/1/2010	AAA	250	259,867
Philadelphia PA Auth Indl Dev
Rev First Philadelphia Charter Ser A	5.30%	8/15/2017	BBB-	250	252,423
Pierce Cnty WA Sch Dist No
416 White River(7)	5.00%	12/1/2015	Aaa	250	273,895
Univ AR Univ Revs Facs
Fayetteville Campus(2)	5.00%	11/1/2014	Aaa	350	380,947
Total					3,796,412

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Gaming 0.96%
Seminole Tribe FL Spl Oblig
Rev Ser A+	5.75%	10/1/2022	BBB	$150	$150,096
Seneca Nation Indians Cap
Impts Auth NY Spl Oblig Ser A+	5.25%	12/1/2016	BB	250	245,170
Total					395,266

General Obligation 23.01%
AL St Pub Sch & College Auth Cap Impt	5.00%	12/1/2022	AA	500	536,745
Annapolis MD Pub Impt	5.00%	8/1/2018	AA	500	548,610
Arlington TX(7)	5.00%	8/15/2011	AAA	325	344,234
Austin TX Indpt Sch Dist PSF GTD	5.25%	8/1/2015	AAA	250	277,305
FL St Bd Ed Cap Outlay Pub Ed Ser C(6)	5.00%	6/1/2010	AAA	300	312,129
Foothill De Anza CA Cmnty
College Dist Ser A(2)	5.00%	8/1/2017	AAA	500	539,175
Greenwich NY Cent Sch Dist (6)	4.50%	6/15/2014	AAA	550	573,611
Hancock Cnty MS Sch Dist(2)	5.00%	4/15/2010	Aaa	160	166,421
Hemet CA Univ Sch Dist 2002
Election Ser C(11)	5.00%	8/1/2011	AAA	200	212,066
Jersey City NJ Pub Impt Ser A(11)	5.25%	9/1/2015	AAA	250	274,373
Los Angeles CA Unif Sch Dist Ser A(11)	5.00%	7/1/2018	AAA	500	543,200
Maricopa Cnty AZ Sch Dist No 006 Washington
Elem Sch Impt Pj of 2001 Ser B(7)	5.00%	7/1/2017	AAA	400	440,628
Minneapolis MN Spl Sch Dist No 001	4.00%	2/1/2016	AAA	500	510,500
NY New York City Ser I	5.00%	8/1/2015	AA	500	534,905
NY St Dorm Auth Revs Non St Supp
Debt Sch Dist Fing Pg Ser C(7)	5.00%	10/1/2020	AAA	475	516,182
PA St First Ser A	5.00%	11/1/2017	AA	500	552,675

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
Philadelphia PA(4)	4.50%	8/1/2012	AAA	$250	$260,800
Phoenix AZ Ser B	5.00%	7/1/2019	AAA	500	546,600
River Rouge MI Sch Dist(6)	5.00%	5/1/2011	AAA	300	316,212
Salem Keizer OR Sch Dist No 24J(7)	5.00%	6/15/2011	AAA	200	211,860
St. Louis Park MN Indpt Sch
Dist No 283 Sch Bldg Ser B(7)	5.00%	2/1/2015	Aaa	300	323,745
Washoe Cnty NV Sch Dist Ser B(11)	5.00%	6/1/2014	AAA	300	325,086
Williamson Cnty TX(11)	5.25%	2/15/2018	AAA	500	552,545
Total					9,419,607

Healthcare 5.09%
Allegheny Cnty PA Hosp Dev
Auth Rev Hlth Sys West PA Ser A	5.00%	11/15/2017	BB	250	238,368
CA Statewide Cmntys Dev Auth Rev CA
Statewide Inland Regl Ctr Pj	5.00%	12/1/2017	Baa1	250	251,737
CA Statewide Cmntys Dev
Valleycare Hlth Sys Ser A	4.80%	7/15/2017	NR	250	236,793
HI St Dept Bdgt & Fin Spl Purp
Linked Ctfs	6.40%	7/1/2013	BBB+	250	272,625
IL Fin Auth Rev Monarch
Landing Inc Fac Ser A	5.00%	12/1/2008	NR	150	149,954
IL Hlth Facs Auth Rev Loyola
Univ Hlth Sys Ser A	5.75%	7/1/2011	Baa2	205	208,370
Knox Cnty TN Hlth Edl & Hsg
Facs Bd Hosp Facs Rev Baptist Hlth Sys East	6.375%	4/15/2022	Ba2	250	262,732
Lufkin TX Hlth Facs Dev Corp
Hlth Sys Rev Mem Hlth Sys East TX	5.00%	2/15/2008	BBB+	200	200,108
SC Jobs Econ Dev Auth Hosp
Facs Rev Tuomey(4)	5.00%	11/1/2011	AAA	250	263,395
Total					2,084,082

Housing 0.78%
LA St Citizens Ppty Corp
Assmt Rev Ser B(2)	5.00%	6/1/2016	AAA	300	318,810

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Industrial 2.79%
Baltimore MD Pollutn Ctrl Rev
General Motors Corp	5.35%	4/1/2008	B-	$160	$159,747
Long Beach CA Bd Fin Auth
Natural Gas Rev Ser A	5.25%	11/15/2020	A+	500	509,820
MI St Strategic Fd Pollutn
Ctrl Rev General Motors Corp	6.20%#	9/1/2020	B-	240	235,447
OH St Wtr Dev Auth Solid Wst Rev
Allied Wst N.A. Pj Ser A AMT	5.15%	7/15/2015	B+	250	235,535
Total					1,140,549

Lease 4.41%
AZ Sch Facs Brd Ser A 1 COP(6)	5.00%	9/1/2015	AAA	240	260,798
CA St Pub Wks Brd Svcs Richmond Lab B(13)	5.00%	11/1/2017	AAA	315	337,718
NY New York City Indl Dev Agy Civic Fac Rev
USTA Natl Tennis(7)	5.00%	11/15/2018	AAA	400	435,860
OH St Bldg Auth Adult Correction C(11)	5.00%	10/1/2010	AAA	500	523,555
Puerto Rico Comwlth Infrastr
Fing Auth Mepsi Campus Pj Ser A	5.60%	10/1/2014	NR	250	249,423
Total					1,807,354

Miscellaneous 3.85%
CA St Econ Recovery Ser A(6)	5.25%	7/1/2014	AAA	200	220,778
Citizens Ppty Ins Corp FL Sr
2nd High Risk Acct A(11)	5.00%	3/1/2012	AAA	350	368,613
FL St Dept Envr Protn
Preservation Rev FL Forever Ser B(11)	5.00%	7/1/2012	AAA	300	319,452
MI St Envr(10)(11)	5.50%	12/1/2013	AAA	100	110,757
Miami-Dade Cnty FL Spl Oblig
Fltg Rate Cap Asset Acq Ser A(6)	6.497%#	4/1/2014	AAA	200	199,636
OR St Dept Admin Svcs(7)	5.00%	9/1/2012	AAA	100	107,415
Valparaiso IN Econ Dev
Rev Valparaiso Family YMCA	5.00%	12/1/2012	NR	250	248,273
Total					1,574,924

Nursing Home 1.24%
IL Fin Auth Rev Sedgebrook Inc Fac Ser A	5.50%	11/15/2013	NR	250	250,975
Tarrant Cnty TX Cultural Ed Facs
Bruckner Ret Svcs Inc Pj	5.00%	11/15/2011	A-	250	256,515
Total					507,490

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Power 1.50%
MN St Muni Pwr Agy Elec Rev	5.25%	10/1/2022	A3	$250	$265,450
Puerto Rico Elec Pwr Auth Pwr Rev
Ser JJ(11)	5.25%	7/1/2013	AAA	100	107,691
Western Generation Agy OR
Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR	250	241,402
Total					614,543

Pre-Refunded 5.79%
AZ Sch Facs Brd Rev
St Sch Impt	5.50%	7/1/2015	AAA	500	538,390
Gainesville & Hall Cnty GA Hosp Auth
Rev Antic Ctfs Northeast GA Hlth Sys Inc Pj	5.50%	5/15/2031	A-	500	535,885
Metropolitan Transn Auth NY
Transn Facs Svc Contract Ser 8(10)(11)	5.375%	7/1/2021	AAA	520	574,891
NJ St Transn Tr Fd Auth Transn Sys Ser A	6.00%	6/15/2013	AAA	500	534,155
Willacy Cnty TX Loc Govt Corp
Rev Pj	6.00%	3/1/2009	AAA	185	188,241
Total					2,371,562

Resource Recovery 1.93%
HI St Ser DG(2)	5.00%	7/1/2015	AAA	240	262,056
Philadelphia PA Sch Dist Ser B(2)	5.00%	4/1/2013	AAA	260	279,934
Tantasqua MA Regl Sch Dist(7)	4.50%	10/1/2013	Aaa	235	248,872
Total					790,862

Sales Tax 3.51%
Bay Area Infrastr Fing Auth
CA St Pmt Acceleration Nts(6)	5.00%	8/1/2017	AAA	500	537,010
MI St Trunk Line(6)	5.00%	11/1/2012	AAA	350	375,032
NY New York City Transn Sub
Future Tax Secd Sub Ser A-1	5.00%	8/1/2010	AAA	500	523,450
Total					1,435,492

Special Tax 2.15%
Goodyear AZ Pub Impt Corp
Muni Facs Rev Ser A(11)	5.00%	7/1/2022	AAA	500	531,045

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Special Tax (continued)
Kansas City MO Tax Increment
Maincor Pj Ser A	5.25%	3/1/2018	NR	$120	$115,691
Legends Bay Cmnty Dev Dist FL
Cap Impt Rev Ser B	5.50%	5/1/2014	NR	250	232,507
Total					879,243

Tobacco 1.16%
Buckeye OH Tob Settlmnt Fing Auth
Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	BBB	500	474,700

Transportation 12.51%
Clark Cnty NV Arpt Rev Sub
Lien Ser A(2)	5.00%	7/1/2016	AAA	250	270,845
Dallas-Fort Worth TX Intl
Arpt Fac Impt Corp Rev Sub Ser A-1 AMT	8.50%#	5/1/2029	CCC+	250	251,065
FL St Tpk Auth Tpk Rev Dept
Transn Ser A(11)	5.00%	7/1/2009	AAA	300	308,289
Metropolitan Transn Auth NY Ser B	5.00%	11/15/2021	A	500	529,105
MI St Grant Antic Bds(7)	5.25%	9/15/2018	AAA	500	559,610
MI St Trunk Line(7)	5.25%	11/1/2014	AAA	200	221,716
NJ Econ Dev Auth Spl Fac Rev
Continental Airlines Inc Pj AMT	6.625%	9/15/2012	B	250	250,915
NJ St Transn Tr Fd Grant
Antic Bds Ser A(6)	5.00%	6/15/2017	AAA	300	323,325
Oklahoma City OK Arpt Trust
Ref Jr Lien 29th Ser B(2)	5.00%	7/1/2017	AAA	350	379,432
OR St Dept Transn Hwy User Tax Rev
Sr Lien Ser A	5.00%	11/15/2016	AAA	500	551,500
San Jose CA Arpt Rev Ser A AMT(2)	5.50%	3/1/2018	AAA	500	553,710
SC Transn Infrastr Bk Rev Ser B(2)	5.25%	10/1/2012	Aaa	350	379,232
WI St Transn Rev Ser I(6)	5.00%	7/1/2017	AAA	500	545,770
Total					5,124,514

Water/Sewer 8.32%
FL Wtr Pollutn Ctrl Fing	5.00%	1/15/2009	AAA	500	510,275
Indianapolis IN Loc Pub Impt Bd Bk
Wtrwrks Pj Ser 2007 L(11)	5.00%	7/1/2019	AAA	500	542,565
Lansing MI Sew Disp Sys(6)	5.00%	5/1/2014	AAA	150	162,395
MA St Wtr Res Auth Gen Ser A(11)	5.25%	8/1/2016	AAA	500	556,485

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Water/Sewer (continued)
Myrtle Beach SC Wtr & Swr Rev(7)	4.00%	3/1/2017	AAA	$345	$352,424
Onslow NC Wtr & Swr Auth
Combined Enterprise Sys Rev Ser A(b)(11)	5.00%	6/1/2019	AAA	500	542,655
Pima Cnty AZ Swr Rev(7)	5.00%	7/1/2014	AAA	200	217,892
Yuma AZ Muni Ppty Corp Util
Sys Rev Sr Lien(13)	5.00%	7/1/2024	AAA	500	520,315
Total					3,405,006
Total Municipal Bonds (cost $36,393,071)					36,672,426

				Shares
				(000)
SHORT-TERM INVESTMENTS 7.86%

Money Market Mutual Fund 3.71%
Dreyfus Municipal Cash Management Plus				1,518	1,517,583

				Principal
				Amount
				(000)
Variable Rate Demand Notes 4.15%
NY New York Sub Ser A-5(e)	3.57%	1/2/2008	Aa2	$300	300,000
NY New York City Muni Wtr Fin Auth Wtr & Swr
Sys Rev 2nd Gen Resolution Ser AA-1(e)	3.53%	1/2/2008	Aa3	1,000	1,000,000
NY New York City Transitional Fin Auth
NYC Recovery Ser 3 Sub Ser 3 E(e)	3.70%	1/2/2008	AAA	400	400,000
Total					1,700,000
Total Short-Term Investments (cost $3,217,583)					3,217,583
Total Investments in Securities 97.43% (cost $39,610,654)					39,890,009
Cash and Other Assets in Excess of Liabilities 2.57%					1,050,781
Net Assets 100.00%					$40,940,790

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)

GEORGIA TAX FREE TRUST December 31, 2007

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
MUNICIPAL BONDS 104.13%

Education 23.58%
Albany-Dougherty GA Inner
City Albany St Univ Student Hsg A(13)	5.00%	7/1/2031	AAA		$1,000	$1,028,930
Americus-Sumter GA Payroll Dev
Auth Rev GSW Fndtn Student Hsg Pj(4)	5.00%	6/1/2036	AAA		2,285	2,367,397
Athens-Clarke Cnty GA Univ Govt Dev Auth
Edl Facs Rev UGA Cent Precint LLC(b)	5.00%	6/15/2031	Aa2		2,500	2,592,650
Athens-Clarke Cnty GA Univ
Govt UGA Rev CCRC Bldg LLC Pj(2)	5.00%	12/15/2032	AAA		1,050	1,080,062
Athens GA Hsg Auth Student
Hsg Lease Rev Univ of GA East Campus(2)	5.00%	12/1/2027	Aaa		2,000	2,062,180
Athens GA Hsg Auth Student
Hsg Lease Rev Univ of GA East Campus(2)	5.25%	12/1/2023	Aaa		775	818,819
Atlanta GA Dev Auth Edl Facs Rev
Science Park LLC Pj	5.25%	7/1/2027	A1		2,000	2,063,340
Bulloch Cnty GA Dev Auth GA South Univ Pj(2)	5.00%	8/1/2021	Aaa		400	416,560
Dahlonega GA Downtown Dev
Auth Pkg & Rec Ctr LLC A(4)	5.00%	7/1/2032	AAA		1,000	1,038,280
Fulton Cnty GA Dev Auth Rev
GA Tech Athletic Assoc(2)	5.50%	10/1/2017	AAA		1,000	1,074,880
Fulton Cnty GA Dev Auth Rev
GA Tech Fndtn Sac II Pj Ser A	5.125%	11/1/2021	AA+		750	787,477
Fulton Cnty GA Dev Auth Rev
GA Tech Fndtn Sac Ser A	5.00%	11/1/2031	AA+		1,400	1,438,220
Fulton Cnty GA Dev Auth Rev
Molecular Science Bldg Pj(11)	5.00%	5/1/2034	AAA		2,000	2,057,720
Fulton Cnty GA Dev Auth Rev
Tuff Morehouse Pj Ser A(2)	5.50%	2/1/2022	AAA		1,000	1,063,200
Gainesville GA Redev Auth Edl
Riverside Military Academy	5.125%	3/1/2037	BBB-	(a)	1,800	1,615,986
Marietta GA Dev Auth Rev Ser
Student Hsg SPSU Student Hsg I	5.125%	9/15/2023	A2		1,000	1,011,830
Peach Cnty GA Dev Auth Student Fort
Vly St Univ Fndtn Ppty(2)	5.00%	6/1/2023	AAA		1,115	1,180,027
Peach Cnty GA Dev Auth Student Fort
Vly St Univ Fndtn Ppty LLC(2)	5.00%	6/1/2034	AAA		1,000	1,036,770
Private Colleges & Univs Auth
GA Rev Spelman College	5.25%	6/1/2021	Aa3		1,340	1,423,361

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

GEORGIA TAX FREE TRUST December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Education (continued)
Richmond Cnty GA Dev Auth ASU
Jaguar Student Hsg LLC A	5.25%	2/1/2030	A3	$2,000	$1,961,500
Richmond Cnty GA Dev Auth Student Hsg
Facs Rev ASU Jaguar Student Hsg LLC(13)	5.00%	7/1/2034	Aaa	1,000	1,030,210
Tift Cnty GA Dev Auth Student
Hsg Facs Rev Second Abac LLC Pj(4)	5.00%	8/1/2037	Aaa	1,000	1,036,650
Total					30,186,049

General Obligation 4.34%
Barnesville-Lamar Cnty GA Indl Dev Auth
Student Hsg Facs Rev Gordon College Pptys A	5.00%	8/1/2030	A3	145	142,490
Northern Mariana Islands
Comwlth Ser A	5.00%	6/1/2030	NR	2,500	2,183,750
Paulding Cnty GA Sch Dist	4.75%	2/1/2027	AA+	1,000	1,023,670
Puerto Rico Comwlth Pub Impt Ser A	5.125%	7/1/2031	BBB-	665	663,643
Puerto Rico Comwlth Ser A	5.375%	7/1/2028	BBB-	1,155	1,164,298
Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A	5.25%	7/1/2030	BBB-	380	378,507
Total					5,556,358

Healthcare 7.58%
Clarke Cnty GA Hosp Auth Rev
Ctfs Athens Regl Med Ctr Pj(11)	5.125%	1/1/2032	AAA	500	513,830
Cobb Cnty GA Hosp Auth Rev
Ref & Impt Rev Antic Ctfs(2)	5.25%	4/1/2024	AAA	1,000	1,065,070
Coffee Cnty GA Hosp Auth Rev
Ref Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2026	BBB	1,010	940,936
Coffee Cnty GA Hosp Auth Rev
Ref Coffee Regl Med Ctr Inc Pj	5.25%	12/1/2022	BBB	1,000	986,730
Glynn-Brunswick Mem Hosp Auth GA
Rev 2005 Antic Ctfs(11)	6.00%	8/1/2016	AAA	100	101,233
Houston Cnty GA Hosp Auth Rev
Antic Ctfs Houston Hlthcare Pj	5.00%	10/1/2038	A2	1,500	1,456,335
Houston Cnty GA Hosp Auth Rev
Antic Ctfs Houston Hlthcare Pj	5.25%	10/1/2035	A2	1,500	1,508,970
Med Ctr Hosp Auth GA Rev Ref
Spring Harbor Green Isl Pj	5.25%	7/1/2037	NR	1,300	1,110,434
Puerto Rico Indl Tourist Edl & Med
Envr Ctrl Facs Hosp de la Concepcion	6.50%	11/15/2020	AA	410	439,844
Ware Cnty GA Hosp Auth Rev
Antic Ctfs GTD(11)	5.50%	3/1/2021	Aaa	500	536,875

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

GEORGIA TAX FREE TRUST December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Healthcare (continued)
Wayne Cnty GA Hosp Auth Rev GTD(13)	5.00%	3/1/2023	Aaa	$1,000	$1,046,280
Total					9,706,537

Housing 9.13%
East Point GA Hsg Auth Multi Fam Rev
Hsg Laurel Ridge WA Rd Apts AMT(5)	5.00%#	10/1/2032	AAA	3,500	3,478,685
GA St Hsg & Fin Auth Rev Sing
Fam C Sub Ser C-2 AMT	4.60%	12/1/2037	AAA	2,000	1,798,100
GA St Hsg & Fin Auth Rev Sing
Fam Mtg Ser A AMT	4.85%	12/1/2037	AAA	3,000	2,792,490
GA St Hsg & Fin Auth Rev Sing
Fam Mtg Ser B AMT	5.05%	12/1/2031	AAA	1,000	979,560
GA St Hsg & Fin Auth Rev Sing
Fam Mtg Sub Ser A-2 AMT	4.85%	12/1/2037	AAA	100	93,707
GA St Hsg & Fin Auth Rev Sing
Fam Mtg Sub Ser A-2 AMT	4.90%	12/1/2031	AAA	2,000	1,931,600
GA St Hsg & Fin Auth Rev Sub
Ser A-2 AMT	4.875%	12/1/2024	AAA	100	97,356
Savannah GA Econ Dev Auth
Multi Fam Hsg Rev AMT(8)	5.15%	11/20/2022	AAA	500	507,780
Total					11,679,278

Industrial 1.91%
Albany Dougherty GA Payroll
Dev Auth Procter & Gamble AMT	5.20%	5/15/2028	AA-	1,035	1,098,083
Fulton Cnty GA Dev Auth Loc
Dist Cooling Fac Rev Sr Maxon
Atlantic Station A AMT	5.125%#	3/1/2026	BBB	500	495,590
Richmond Cnty GA Dev Auth Envr Impt
Rev International Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB	1,000	852,800
Total					2,446,473

Lease 4.94%
Assoc Cnty GA Commnrs Leasing
Pj Unrefunded Bal Pub Purp Pj(2)	5.625%	7/1/2020	AAA	10	10,646
Atlanta GA Dev Auth Rev Tuff
ATDC Pj Ser A	5.00%	1/1/2035	A3	1,275	1,279,475
Atlanta GA Dev Auth Rev Tuff
ATDC Pj Ser C	4.625%	1/1/2035	A3	1,170	1,115,373
Fayette Cnty GA Pub Fac Auth
Rev Criminal Justice Ctr Pj	5.00%	6/1/2026	AA	1,040	1,076,514

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

GEORGIA TAX FREE TRUST December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Lease (continued)
GA Muni Assn Inc Ctfs City
Court Atlanta Pj(2)	5.25%	12/1/2026	AAA	$750	$790,395
GA Sch Brds Assn Inc Dekalb
Cnty Pub Schs Pj(11)	5.00%	12/1/2023	AAA	1,000	1,055,391
Puerto Rico Comwlth Infras
Fin Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	999,870
Total					6,327,664

Miscellaneous 1.32%
Cobb Marietta GA Coliseum &
Exhibit Hall Auth Rev(11)	5.625%	10/1/2026	AAA	1,000	1,167,580
George L Smith II GA World
Congress Ctr Auth Rev AMT(11)	5.75%	7/1/2015	AAA	500	527,645
Total					1,695,225

Power 4.38%
Appling Cnty GA Dev Auth
Pollutn Ctrl Rev GA Pwr Co Plant Hatch Pj(2)	4.40%	7/1/2016	AAA	1,000	1,018,130
Main Str Nat Gas Inc GA Gas
Pj Rev Ser B	5.00%	3/15/2019	A+	1,000	995,690
Muni Elec Auth GA Combustion
Cycle Pj Ser A(11)	5.00%	11/1/2020	AAA	1,000	1,050,390
Muni Elec Auth GA Combustion
Cycle Pj Ser A	5.00%	11/1/2023	A	1,000	1,006,520
Muni Elec Auth GA Combustion
Turbine Pj Ser A(11)	5.25%	11/1/2022	AAA	1,445	1,531,917
Total					5,602,647

Pre-Refunded 22.48%
Assoc Cnty GA Commnrs Leasing
Pj Pub Purp Pj(2)	5.625%	7/1/2020	AAA	15	16,048
Athens-Clarke Cnty GA Univ Govt
Dev Auth Rev Catholic Hlth East Issue	5.50%	11/15/2032	A1	1,000	1,099,960
Atlanta GA Arpt Facs Rev Gen Ser A(6)	5.60%	1/1/2030	AAA	1,500	1,586,595
Atlanta GA ETM	5.60%	12/1/2015	AA-	95	101,513
Augusta GA Wtr & Swr Rev(7)	5.25%	10/1/2030	AAA	1,110	1,183,016
Cobb Cnty GA Kennestone Hosp
Auth Rev Ctfs Ser 86 A ETM(11)	Zero Coupon	8/1/2015	AAA	365	228,377
Fayette Cnty GA Pub Facs Auth
Rev Criminal Justice Ctr Pj	6.00%	6/1/2030	AA	1,000	1,076,540

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(continued)

GEORGIA TAX FREE TRUST December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
Forsyth Cnty GA Sch Dist	6.00%	2/1/2016	AA	$2,000	$2,151,060
Forsyth Cnty GA Wtr & Swr Auth Rev	6.25%	4/1/2021	AA+	750	807,735
Fulton Cnty GA Dev Auth Rev
Morehouse College Pj(2)	5.875%	12/1/2030	AAA	1,850	2,009,655
Gainesville GA Wtr & Sew Rev(7)	5.375%	11/15/2020	AAA	1,250	1,349,913
Private Colleges & Univs Auth
GA Rev Emory Univ Pj Ser A	5.50%	11/1/2020	AA	1,000	1,073,560
Private Colleges & Univs Auth
GA Rev Emory Univ Pj Ser A	5.50%	11/1/2025	AA	1,000	1,053,320
Private Colleges & Univs Auth
GA Rev Mercer Univ Pj	5.75%	10/1/2031	Baa2	500	552,915
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C	6.00%	7/1/2029	AAA	250	270,010
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser B(11)	5.875%	7/1/2020	AAA	1,000	1,077,060
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.375%	7/1/2036	AAA	1,405	1,525,170
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.75%	7/1/2041	AAA	2,500	2,752,650
Puerto Rico Comwlth Pub Impt	5.00%	7/1/2027	AAA	370	397,817
Puerto Rico Comwlth
Pub Impt Ser A	5.25%	7/1/2030	AAA	620	696,204
Puerto Rico Comwlth Pub Impt
Ser A(11)	5.75%	7/1/2026	AAA	1,990	2,115,508
Puerto Rico Elec Pwr Auth Pwr Rev
Ser HH(7)	5.25%	7/1/2029	AAA	1,135	1,205,563
Puerto Rico Pub Fin Corp
Comwlth Approp Ser A(11)	5.50%	8/1/2020	AAA	1,500	1,614,060
Puerto Rico Pub Impt Bldgs
Govt Facs Ser D	5.25%	7/1/2036	BBB	915	990,506
Puerto Rico Pub Impt Bldgs
Govt Facs Ser D	5.375%	7/1/2033	BBB	1,185	1,288,936
Savannah GA Econ Dev Auth Rev
Sub Ser C ETM	Zero Coupon	12/1/2021	Aaa	1,000	542,190
Total					28,765,881

Resource Recovery 2.01%
Atlanta GA Wtr & Wstwtr Rev
Ser A Unrefunded Bal(6)	5.00%	11/1/2029	AAA	2,090	2,128,268

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)(continued)

GEORGIA TAX FREE TRUST December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Resource Recovery (continued)
Cobb Cnty GA Dev Auth Solid
Wst Disp GA Wst Mgt Pj Ser A AMT	5.00%	4/1/2033	BBB	$500	$440,070
Total					2,568,338

Sales Tax 1.02%
Metropolitan Atlanta Rapid
Transn Auth GA Sales Tax Ser N(10)(11)	6.25%	7/1/2018	AAA	465	536,182
Puerto Rico Sales Tax Fing
Corp Sales Tax Rev Ser A	5.25%	8/1/2057	A+	750	770,993
Total					1,307,175

Special Tax 0.93%
Atlanta GA Dev Auth Rev
Opportunity Pj(2)	5.00%	12/1/2018	AAA	1,105	1,194,803

Tobacco 0.57%
Childrens Tr Fd Puerto Rico
Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	750	730,492

Transportation 2.31%
Atlanta GA Arpt Facs Rev AMT(11)	Zero Coupon	1/1/2010	AAA	355	319,042
Atlanta GA Arpt Facs Rev Gen
Ser A AMT(7)	5.125%	1/1/2030	AAA	100	101,571
Augusta GA Arpt Rev Gen
Passenger Fac Charge A	5.15%	1/1/2035	Baa2	1,020	948,457
College Park GA Business Indl
Dev Auth Rev Civic Ctr Pj(2)	5.25%	9/1/2026	AAA	1,000	1,071,000
Macon Bibb Cnty GA Indl Auth
Arpt Impt Rev Ref Atlantic AMT(2)	5.00%	4/1/2018	AAA	500	515,950
Total					2,956,020

Water/Sewer 17.63%
Atlanta GA Wtr & Wstwtr Rev(7)	5.00%	11/1/2037	AAA	3,820	3,946,824
Augusta GA Wtr & Swr Rev(7)	5.00%	10/1/2024	AAA	2,000	2,151,700
Augusta GA Wtr & Swr Rev(7)	5.25%	10/1/2034	AAA	1,000	1,056,819
Carroll Cnty GA Wtr Auth Wtr
& Swr Rev(2)	5.25%	7/1/2021	Aaa	500	536,470
DeKalb Cnty GA Wtr & Swr Rev Ser A~(c)	5.00%	10/1/2035	AA	12,540	12,951,814

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)(continued)

GEORGIA TAX FREE TRUST December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Water/Sewer (continued)
Elberton GA Combined Util Sys
Rev Ref & Impt(2)	5.50%	1/1/2019	Aaa	$550	$592,345
Forsyth Cnty GA Wtr & Swr Auth Rev(7)	5.00%	4/1/2019	AAA	500	545,550
Glynn Cnty GA Wtr & Swr Rev
Ref & Impt(2)	5.00%	4/1/2023	Aaa	750	780,780
Total					22,562,302

Total Investments in Municipal Bonds 104.13% (cost $131,941,734)					133,285,242
Liabilities in Excess of Cash and Other Assets(f)(4.13%)					(5,290,662)
Net Assets 100.00%					$127,994,580

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)(concluded)

GEORGIA TAX FREE TRUST December 31, 2007

Open futures contracts at December 31, 2007:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 30-Year Treasury Bond	March 2008	173	Short	$(20,132,875)	$175,818

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 118.28%

Acute Care Hospital 0.12%
Fulton Cnty PA Indl Dev Auth
Hosp Rev Fulton Cnty Med Ctr Pj	5.875%	7/1/2031	NR	$1,500	$1,436,520

Airlines 5.64%
Alliance Arpt Auth Inc TX Spl Facs Rev
American Airlines Inc Pj AMT	5.25%	12/1/2029	CCC+	12,000	9,528,120
Charlotte NC Spl Facs Rev Ref
Charlotte/Douglas Intl Arpt AMT	5.60%	7/1/2027	NR	2,115	1,943,473
Denver CO City & Cnty Spl Facs Rev
Arpt Rev United Airlines Pj A AMT	5.25%	10/1/2032	B	7,500	6,320,850
Houston TX Arpt Sys Rev Spl
Facs Rev Continental Airlines Ser E AMT	6.75%	7/1/2029	B-	6,070	6,144,722
Houston TX Arpt Sys Rev Spl
Facs Rev Continental Airlines Ser E AMT	7.00%	7/1/2029	B-	1,000	1,021,930
Houston TX Arpt Sys Rev Spl
Facs Rev Continental Airlines C AMT	6.125%	7/15/2027	B-	3,120	3,031,798
NY New York City Indl Dev Agy Spl Fac Rev
American Airlines JFK Intl Arpt AMT	7.625%#	8/1/2025	B	28,300	30,801,720
NY New York City Indl Dev Agy Spl Fac Rev
JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B	1,000	854,750
NJ Econ Dev Auth Spl Fac Rev
Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	3,955	3,405,413
NJ Econ Dev Auth Spl Fac Rev
Continental Airlines Inc Pj AMT	6.25%	9/15/2019	B	3,325	3,241,310
NJ Econ Dev Auth Spl Fac Rev
Continental Airlines Inc Pj AMT	7.20%#	11/15/2030	B	755	774,788
Total					67,068,874

Airport Passenger Facility Charge 0.36%
Augusta GA Arpt Rev Gen Ser C AMT	5.45%	1/1/2031	Baa2	2,410	2,345,340
Phoenix AZ Indl Dev Auth Arpt Fac Rev
America West Airlines Inc Pj AMT	6.25%	6/1/2019	Caa2	1,955	1,918,989
Total					4,264,329

Airport Special Facility 2.16%
Greater Orlando Aviation Auth Orlando FL
Spl Arpt Facs JetBlue Airways Corp AMT	6.375%	11/15/2026	NR	2,305	2,206,208
Greater Orlando Aviation Auth Orlando FL
Spl Arpt Facs JetBlue Airways Corp AMT	6.50%	11/15/2036	NR	5,000	4,750,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Airport Special Facility (continued)
NY New York City Indl Dev Agy Spl Fac Rev
American Airlines JFK Intl Arp AMT	7.125%	8/1/2011	B	$5,450	$5,548,645
NJ Econ Dev Auth Spl Fac Rev
Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	10,920	10,469,004
NJ Econ Dev Auth Spl Fac Rev
Continental Airlines Inc Pj AMT	6.625%	9/15/2012	B	2,760	2,770,101
Total					25,744,458

Charter Schools 8.50%
CA Statewide Cmntys Dev Auth Edl Facs
Rev Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR	1,640	1,459,862
CA Statewide Cmntys Dev Auth Edl Facs
Rev Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR	1,500	1,307,655
CA Statewide Cmntys Dev Auth
Rev Windrush Sch	5.50%	7/1/2037	NR	1,000	960,580
Charyl Stockwell Academy MI COP	5.75%	10/1/2025	NR	4,130	4,004,613
Chester Cnty PA Indl Dev Auth
Rev Renaissance Academy Pj A	5.625%	10/1/2015	NR	1,870	1,874,282
Conner Creek Academy East MI
Pub Sch Academy Rev	5.25%	11/1/2036	BB+	1,000	861,120
Crescent Academy MI COP	5.75%	12/1/2036	NR	1,650	1,464,111
Detroit Cmnty High Sch MI Pub
Sch Academy Rev	5.65%	11/1/2025	BB	1,000	945,190
Detroit Cmnty High Sch MI Pub
Sch Academy Rev	5.75%	11/1/2030	BB	1,255	1,174,780
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR	1,665	1,466,898
FL Dev Fin Corp Rev Palm Bay
Academy Inc Pj A	6.00%	5/15/2036	BB-	2,000	1,918,420
FL Dev Fin Corp Rev Palm Bay
Academy Inc Pj A	6.125%	5/15/2037	BB-	1,855	1,797,180
Kansas City MO Indl Dev Auth
Allen Vlg Sch Pj Ser A+	6.125%	8/1/2026	NR	1,550	1,517,140
Kansas City MO Indl Dev Auth
Allen Vlg Sch Pj Ser A+	6.25%	8/1/2036	NR	2,815	2,716,897
Kansas City MO Indl Dev Auth
Derrick Thomas Ser A+	5.875%	1/1/2037	NR	6,570	6,134,081
Lee Cnty FL Indl Dev Auth
Indl Dev Rev Ser A Lee Charter Fndtn	5.375%	6/15/2037	BB	3,500	3,115,595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Charter Schools (continued)
MD St Hlth & Higher Edl Facs
Auth Rev Washington Christian Academy	5.25%	7/1/2018	NR	$250	$238,925
MD St Hlth & Higher Edl Facs
Auth Rev Washington Christian Academy	5.50%	7/1/2038	NR	2,300	2,019,492
MI Pub Edl Facs Auth Rev Ltd
Oblig Bradford Academy+	6.50%	9/1/2037	NR	5,000	4,890,200
MI Pub Edl Facs Auth Rev Ltd
Oblig David Ellis West Pj	5.875%	6/1/2037	NR	3,390	3,101,104
MI Pub Edl Facs Auth Rev Ltd
Oblig Old Redford Pj Ser A	5.875%	12/1/2030	BBB-	3,720	3,720,930
Milwaukee WI Redev Auth Rev
Academy of Learning Ser A	5.65%	8/1/2037	NR	1,000	915,740
Milwaukee WI Redev Auth Rev
Science Ed Consortium Pj Ser A	5.625%	8/1/2025	BBB-	1,715	1,716,338
Milwaukee WI Redev Auth Rev
Science Ed Consortium Pj Ser A	5.75%	8/1/2035	BBB-	1,000	993,110
Palm Bay FL Edl Facs Rev
Patriot Charter Sch Pj Ser A	6.75%	7/1/2022	NR	1,460	1,503,128
Palm Bay FL Edl Facs Rev
Patriot Charter Sch Pj Ser A	7.00%	7/1/2036	NR	5,000	5,146,200
Palm Beach Cnty FL Rev G Star
Sch of Arts Ser A	6.75%	5/15/2035	BB	2,455	2,535,082
Pima Cnty AZ Indl Dev Auth Edl Rev
American Charter Schs Fdtn A	5.625%	7/1/2038	BBB	9,000	8,376,120
Pima Cnty AZ Indl Dev Auth Edl Rev
Ref Horizon Cmnty Learning Ctr	5.25%	6/1/2035	BBB	10,000	9,146,900
Pima Cnty AZ Indl Dev Auth Edl Rev
Ref Paradise Ed Ctr Pj	5.875%	6/1/2022	BB	250	241,853
Pima Cnty AZ Indl Dev Auth Edl Rev
Ref Paradise Ed Ctr Pj	6.00%	6/1/2036	BB	1,800	1,699,434
Plymouth MI Edl Ctr Charter
Sch Pub Sch Academy Rev	5.375%	11/1/2030	BBB-	1,500	1,447,335
Provo UT Charter Sch Rev
Freedom Academy Fndtn	5.50%	6/15/2037	NR	3,000	2,687,580
Spanish Fork City UT Charter
Sch Rev American Leadership Academy	5.55%	11/15/2021	NR	1,225	1,175,731
Spanish Fork City UT Charter
Sch Rev American Leadership Academy	5.55%	11/15/2026	NR	800	751,872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Charter Schools (continued)
Spanish Fork City UT Charter
Sch Rev American Leadership Academy	5.70%	11/15/2036	NR	$1,750	$1,624,105
Star Intl Academy MI COP	6.125%	3/1/2037	BB+	1,460	1,458,861
Summit Academy MI Pub Sch
Academy Rev	6.375%	11/1/2035	BB+	3,795	3,872,949
TX St Pub Fin Auth Charter Sch
Fin Corp Rev Cosmos Fndtn Ser A	5.375%	2/15/2037	BB+	2,870	2,613,336
UT Cnty UT Charter Sch Rev
Lakeview Academy Ser A	5.625%	7/15/2037	NR	1,000	909,990
UT Cnty UT Charter Sch Rev
Lincoln Academy Ser A+	5.875%	6/15/2037	NR	1,750	1,666,578
West Vly City UT Charter Sch
Rev Monticello Academy+	6.375%	6/1/2037	NR	4,200	3,999,450
Total					101,170,747

Correctional Facilities 2.18%
Garza Cnty TX Pub Fac Corp Pj Rev	5.25%	10/1/2017	BBB	1,000	988,660
Garza Cnty TX Pub Fac Corp Pj Rev	5.50%	10/1/2019	BBB	1,600	1,586,208
IAH Pub Fac Corp Pj Rev	6.00%	5/1/2016	NR	1,000	995,380
IAH Pub Fac Corp Pj Rev	6.00%	5/1/2021	NR	1,000	975,750
IAH Pub Fac Corp Pj Rev	6.125%	5/1/2026	NR	1,500	1,446,315
Madison Cnty FL Rev First Mtg
Twin Oaks Pj Ser A	6.00%	7/1/2025	NR	1,230	1,232,632
Maverick Cnty TX Pub Fac Corp
Pj Ser A-1	6.25%	2/1/2024	NR	3,810	3,589,058
Otero Cnty NM Jail Rev	5.75%	4/1/2018	NR	1,925	1,927,753
Otero Cnty NM Jail Rev	6.00%	4/1/2023	NR	850	844,041
Otero Cnty NM Jail Rev	6.00%	4/1/2028	NR	1,900	1,849,897
Rivers Auth Inc Mont Pj Rev Sr Lien	7.375%	11/1/2027	NR	2,625	2,233,534
San Luis AZ Fac Dev Corp Rev
Sr Lien Pj Regl Detention Ctr	7.00%	5/1/2020	NR	1,000	979,790
San Luis AZ Fac Dev Corp Rev
Sr Lien Pj Regl Detention Ctr	7.25%	5/1/2027	NR	1,200	1,179,048
Willacy Cnty TX Loc Govt Corp
Rev Pj Ser A-2	6.00%	9/1/2010	NR	6,000	6,091,980
Total					25,920,046

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Dirt Bonds, Tax Increment/Allocation 0.75%
Allegheny Cnty PA Redev Auth
Rev Pittsburgh Mills Pj	5.60%	7/1/2023	NR	$500	$484,900
Atlanta GA Tax Alloc Eastside
Pj Ser A AMT	5.625%	1/1/2016	NR	1,500	1,491,240
Atlanta GA Tax Alloc Eastside
Pj Ser B	5.60%	1/1/2030	NR	1,000	922,860
Beaumont CA Fin Auth Loc Agy
Rev Ser D	5.80%	9/1/2035	NR	500	474,920
Branson MO Indl Dev Auth Tax
Rev Branson Landing Retail Pj	5.50%	6/1/2029	NR	6,220	5,558,690
Total					8,932,610

Education 2.25%
CA Statewide Cmnty Dev Auth
Sonoma Country Day Sch COP	6.00%	1/1/2029	NR	6,715	6,254,956
Charyl Stockwell Academy MI COP	5.90%	10/1/2035	NR	3,000	2,865,930
Harrisburg PA Auth Univ Rev
Univ of Science B	6.00%	9/1/2036	NR	4,500	4,409,145
IA Higher Ed Ln Auth Rev Ref
Private College Grand View	5.00%	10/1/2031	NR	6,000	5,559,540
IA Higher Ed Ln Auth Rev Ref
Private College Grand View	5.10%	10/1/2036	NR	3,895	3,612,768
IA Higher Ed Ln Auth Rev Ref
Private College Waldorf A	5.00%	10/1/2034	NR	1,000	888,160
Lee Cnty FL Indl Dev Auth
Indl Dev Rev Ser A	5.25%	6/15/2027	BB	3,500	3,193,470
Total					26,783,969

Gaming 0.37%
Mohegan Tribe Indians CT
Gaming Pub Impt Priority Dist+	5.125%	1/1/2023	BB	3,350	3,062,804
Mohegan Tribe Indians CT
Gaming Pub Impt Priority Dist+	5.25%	1/1/2033	BB	1,500	1,314,960
Total					4,377,764

General Airport 0.93%
Dallas-Fort Worth TX Intl
Arpt Fac Impt Corp Rev A Sub Ser A-1 AMT	8.50%#	5/1/2029	CCC+	1,000	1,004,260
Dallas-Fort Worth TX Intl
Arpt Fac Impt Corp Rev A Sub Ser 2 AMT	9.00%#	5/1/2029	CCC+	7,500	8,410,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
General Airport (continued)
Dallas-Fort Worth TX Intl Arpt
Fac Impt Corp Rev A Sub Ser 3 AMT	9.125%	5/1/2029	CCC+	$1,500	$1,692,735
Total					11,107,870

Healthcare 22.58%
Allegheny Cnty PA Hosp Dev
West PA Auth Rev Hlth Sys Ser A	5.00%	11/15/2028	BB	11,000	9,454,170
CA Statewide Cmntys Dev Auth Rev
Vly Care Hlth Sys Ser A	5.125%	7/15/2031	NR	1,500	1,311,750
CA Statewide Comnts Dev Auth
Rev Kaiser Permanente Ser A~(c)	5.00%	4/1/2031	A+	16,000	15,782,400
CA Hlth Facs Fin Auth Rev
Sutter Hlth Ser A~(c)	5.00%	11/15/2042	AA-	9,000	8,882,370
CO Hlth Facs Auth Rev
Catholic Hlth Initiatives A~(c)	4.75%	9/1/2040	AA	15,000	14,122,950
Cuyahoga Cnty OH Hlthcare & Indpt Living
Fac Rev Eliza Jennings Sr Care Ser A	6.00%	5/15/2037	NR	4,300	4,035,378
Cuyahoga Cnty OH Hlthcare & Indpt Living
Fac Rev Eliza Jennings Sr Care Ser A	6.00%	5/15/2042	NR	2,500	2,322,375
Denver CO Hlth & Hosp Auth
Hlthcare Rev Ser A	4.75%	12/1/2036	BBB	8,150	7,069,147
Hillsdale MI Hosp Fin Auth
Hosp Rev Hillsdale Cmnty Hlth Ctr	5.75%	5/15/2018	BBB-	2,360	2,393,111
Hilsborough Cnty FL Indl Dev
Auth Hosp Rev Tampa Gen Hosp Pj~(c)	5.25%	10/1/2041	A3	5,000	4,801,300
Holmes Cnty Hosp Corp FL Hosp
Rev Doctors Mem Hosp	5.75%	11/1/2026	NR	6,820	6,606,125
Holmes Cnty Hosp Corp FL Hosp
Rev Doctors Mem Hosp	6.00%	11/1/2038	NR	7,115	6,900,696
IL Fin Auth Rev Kewannee Hosp Pj	5.10%	8/15/2031	NR	1,250	1,057,387
IL Fin Auth Rev Landing at
Plymouth Pl Pj A	6.00%	5/15/2025	NR	3,000	2,899,380
IN Hlth & Edl Fac Fin Auth
Hsg Rev Ref Clarian Hlth Oblig Group B~(c)	5.00%	2/15/2033	A+	20,000	19,037,800
IN Hlth & Edl Fac Fin Auth Hosp
Rev Cmnty Fndtn Northwest	5.50%	3/1/2037	BBB-	5,000	4,605,750
Jacksonville FL Hlth Facs
Auth Brooks Health Sys	5.25%	11/1/2038	A	5,000	4,902,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Healthcare (continued)
Kerrville TX Hlth Facs Dev Corp Hosp
Rev Sid Peterson Mem Hosp Pj	5.375%	8/15/2035	BBB-	$6,875	$6,333,044
Knox Cnty TN Hlth Edl & Hsg
Facs Baptist Hlth Sys East	6.375%	4/15/2022	Ba2	4,215	4,429,670
Knox Cnty TN Hlth Edl & Hsg
Facs Baptist Hlth Sys East	6.50%	4/15/2031	Ba2	6,830	7,141,789
Louisville & Jefferson Cnty
KY Metro Govt Hlth Sys Rev Norton
Hlthcare Inc~(c)	5.25%	10/1/2036	A-	20,000	19,449,000
NC Med Care Cmnty Hlthcare
Fac Ref 1st Mtg Presbyterian Ser A	5.25%	7/1/2021	NR	500	475,855
NJ Hlthcare Fac Fin Auth Rev
Holy Name Hosp~(c)	5.25%	7/1/2030	BBB	19,240	17,896,856
Sayre Mem Hosp Auth OK Hosp &
Sales Tax Rev	6.00%	7/1/2037	NR	4,000	3,887,000
SC Jobs Econ Dev Hosp Rev Ref
& Impt Hampton Regl Med	5.25%	11/1/2028	NR	12,000	10,805,280
St. Paul MN Hsg & Redev Auth Hlth
Care Fac Rev Hlthpartners Oblig Grp Pj~(c)	5.25%	5/15/2036	Baa1	8,000	7,647,520
St. Paul MN Hsg & Redev Auth
Hosp Rev Hltheast Pj	6.00%	11/15/2030	Baa3	2,500	2,502,875
Sylacauga AL Hlthcare Auth
Rev Coosa Vly Med Ctr Ser A	6.00%	8/1/2035	NR	3,000	2,834,220
Univ AL at Birmingham Hosp Rev
Ser A~(c)(10)(11)	5.00%	9/1/2041	AAA	30,000	30,348,600
Vigo Cnty ID Hosp Auth Rev
Union Hospital Inc+	5.75%	9/1/2042	NR	7,000	6,306,020
Washington Cnty IA Hosp Rev
Washington Cnty Hosp Pj	5.375%	7/1/2026	NR	1,525	1,406,584
Washington Cnty IA Hosp Rev
Washington Cnty Hosp Pj	5.50%	7/1/2032	NR	2,540	2,314,524
WI St Hlth & Edl Facs Auth
Rev Wheaton Hlthcare Ser B~(c)	5.125%	8/15/2030	A-	28,000	25,382,560
Wilson Cnty KS Hosp Rev	5.60%	9/1/2036	NR	3,530	3,287,524
Total					268,633,310

Healthcare System 3.34%
Joplin MO Indl Dev Auth Hlth
Facs Rev Freeman Hlth Pj	5.75%	2/15/2035	BBB+	500	500,665
Lubbock TX Hlth Facs Dev Corp
Rev Ref 1st Mtg Carillon Pj A	6.30%	7/1/2019	NR	4,010	4,084,466

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2007

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Healthcare System (continued)
MA St Hlth & Edl Facs Auth
Rev UMass Mem Issue Ser D~(c)	5.25%	7/1/2025	BBB		$10,560	$10,242,672
NJ Hlthcare Fac Fin Auth Rev
Somerset Med Ctr	5.50%	7/1/2033	Ba2		1,700	1,522,605
Orange Cnty FL Hlth Facs Auth
Ref Hlthcare Orlando Lutheran	5.375%	7/1/2020	NR		1,100	1,038,312
Orange Cnty FL Hlth Facs Auth
Ref Hlthcare Orlando Lutheran	5.70%	7/1/2026	NR		1,920	1,784,006
RI St Hlth & Edl Bldg Corp
Rev Hosp Fin St. Joseph Hlth Svcs~(c)	5.50%	10/1/2029	BBB-	(a)	15,470	14,254,058
St. Paul MN Port Auth Lease
Rev Hltheast Midway Campus 03 A	5.75%	5/1/2025	BB		1,520	1,465,006
Sylacauga AL Hlthcare Auth
Coosa Vly Med Ctr Ser A	6.00%	8/1/2025	NR		3,000	2,911,170
Virginia MN Hsg & Redev Auth
Hlthcare Fac Lease Rev	5.375%	10/1/2030	Baa1		2,000	1,922,460
Total						39,725,420

Hotel Convention 1.87%
AK Indl Dev & Expt Auth Sports
Facs Rev Anchorage Sportsplex Pj Ser A	6.15%	8/1/2031	NR		3,285	3,128,470
Baltimore MD Convention Ctr
Hotel Rev Sub Ser B	5.875%	9/1/2039	Ba1		4,000	4,019,840
MD St Econ Dev Corp Rev Ref
Sr Lien Chesapeake Bay A	5.00%	12/1/2031	NR		10,000	8,658,700
MD St Econ Dev Corp Rev Ref
Sr Lien Pj Chesapeake Bay B	5.25%	12/1/2031	NR		1,000	897,190
Middlesex Cnty NJ Impt Auth
Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR		5,755	5,546,496
Total						22,250,696

Housing 1.79%
Gaithersburg MD Econ Dev Rev
Asbury MD Oblig Grp A~(c)	5.125%	1/1/2036	BBB-	(a)	10,700	9,543,651
MA St Hsg Fin Agy Hsg Rev Ser H AMT~(c)	5.25%	12/1/2048	AA-		11,860	11,760,613
Total						21,304,264

Industrial 8.29%
Ascension Parish LA Pollutn
Ctrl Rev Ref Borden Inc Pj	10.00%	12/1/2009	B3		16,500	17,416,080
Butler AL Ind Dev Bd Solid Wst
Disp Rev Ref GA Pacific Corp Pj AMT	5.75%	9/1/2028	B		2,500	2,200,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Industrial (continued)
Coshocton Cnty OH Envr Rev
Smurfit Stone Container+	5.125%	8/1/2013	CCC+	$3,100	$2,972,931
Courtland AL Indl Dev Bd Solid
Wst Disp Intl Paper Co Pj B AMT	5.20%	6/1/2025	BBB	2,305	2,137,634
Courtland AL Indl Dev Bd Solid
Wst Disp Rev Intl Paper Co Pj AMT	5.20%	6/1/2025	BBB	7,500	6,955,425
De Kalb Cnty GA Dev Auth Pollutn Ctrl
Rev Ref General Motors Corp Pj	6.00%	3/15/2021	B-	5,155	4,950,346
Fulton Cnty GA Dev Auth Loc Dist Cooling
Fac Rev Sr Maxon Atlantic Station A AMT	5.125%#	3/1/2026	BBB	1,000	991,180
IL Fin Auth Solid Wst Disp
Wst Mgmt Inc Pj AMT	5.05%	8/1/2029	NR	1,500	1,357,335
IL Fin Auth Sports Fac Rev
Rev Leafs Hockey Club Pj Ser A	5.875%	3/1/2027	NR	1,500	1,452,165
IL Fin Auth Sports Fac Rev
Rev Leafs Hockey Club Pj Ser A	6.00%	3/1/2037	NR	1,450	1,390,260
IL Fin Auth Sports Fac Rev
United Sports Org of Barrington Ser A+	6.125%	10/1/2027	NR	1,475	1,404,362
IL Fin Auth Sports Fac Rev
United Sports Org of Barrington Ser A+	6.25%	10/1/2037	NR	6,525	6,163,645
Jacksonville FL Econ Dev
Gerdau Ameristeel US Inc AMT	5.30%	5/1/2037	BB+	6,400	5,510,336
LA Loc Govt Envr Facs Cmnty Dev Auth
Rev LA Loc Govt	6.75%	11/1/2032	BB+	11,000	10,938,290
MI St Strategic Fd Pollutn
Ctrl Rev General Motors Corp	6.20%#	9/1/2020	B-	4,950	4,856,099
Mobile Cnty AL Indl Dev Auth
Rev IPSCO Inc Pj AMT	6.875%#	5/1/2030	NR	3,000	3,092,520
NJ Econ Dev Auth Glimcher
Pptys LP Pj AMT	6.00%	11/1/2028	NR	5,035	4,584,015
OH St Wtr Dev Auth Solid Wst
Allied Wst N.A. Pj Ser A AMT	5.15%	7/15/2015	B+	1,750	1,648,745
OR St Econ Dev Rev Ref
Georgia Pacific Corp Pj Ser 183 AMT	5.70%	12/1/2025	B2	1,780	1,575,514
PA Econ Dev Fin Auth Exempt
Reliant Energy Seward Ser A AMT	6.75%#	12/1/2036	B2	6,500	6,631,235
Port Corpus Christi Auth TX
Celanese Pj Ser A	6.45%	11/1/2030	B+	6,700	6,481,982

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Industrial (continued)
Rockdale Cnty GA Dev Auth Pj
Visy Paper Pj Ser A AMT	6.125%	1/1/2034	NR	$2,500	$2,383,100
Tob Sttlmnt Fin Corp RI Asset
Bkd Ser A	6.125%	6/1/2032	BBB	1,490	1,491,326
Total					98,585,150

Miscellaneous 2.51%
Beauregard Parish LA Rev Ref
Boise Cascade Corp Pj	6.80%	2/1/2027	Ba3	4,750	4,886,467
St. John Baptist Parish LA Rev
Marathon Oil Corp Ser A~(c)	5.125%	6/1/2037	BBB+	23,500	22,585,145
Red River Auth TX Pollutn
Ctrl Celanese Pj Ser A	6.45%	11/1/2030	B+	2,495	2,413,813
Total					29,885,425

Multi-Family Housing 2.67%
El Paso Cnty TX Hsg Fin Corp
Multi Fam Las Lomas Apts Ser A	5.60%	12/1/2009	B3	215	215,454
El Paso Cnty TX Hsg Fin Corp
Multi Fam Las Lomas Apts Ser A	6.375%	12/1/2029	B3	3,280	2,980,339
El Paso Cnty TX Hsg Fin Corp
Multi Fam Las Lomas Apts Ser A	6.45%	12/1/2019	B3	1,515	1,449,476
Garza Cnty TX Pub Fac Corp Pj Rev	5.50%	10/1/2018	BBB	1,000	1,000,650
Harrisonburg VA Redev & Hsg
Brooke Ridge Apts Pj Ser E AMT	5.15%#	12/1/2038	NR	12,300	12,303,321
LA Pub Facs Auth Rev Susla
Facs Inc Pj Ser A	5.75%	7/1/2039	NR	5,100	4,810,728
Metropolitan Govt Nashville & Davidson Cnty
TN Facs Bd Rev Multi Fam Hsg Rev Prestige A	7.50%	12/20/2040	NR	4,000	3,985,280
MuniMae TE Bond Subsidiary
LLC Perp Sub Pfd Shs Ser B 3+(d)	5.90%	9/15/2015	NR	2,000	2,055,180
MuniMae TE Bond Subsidiary
LLC Perp Sub Pfd Shs Ser D+(d)	5.30%	9/15/2015	NR	2,000	2,045,680
Stillwater MN Multi Fam Rev
Hsg Orleans Homes LP Pj AMT	5.50%	2/1/2042	NR	1,000	899,840
Total					31,745,948

Nursing Home 7.17%
Amherst NY Indl Dev Agy Civic
Beechwood Hlthcare Ctr Inc	5.20%	1/1/2040	NR	1,500	1,299,780
CO Hlth Facs Auth Rev
Christian Living Cmntys Pj A	5.75%	1/1/2026	NR	1,450	1,350,139

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Nursing Home (continued)
CO Hlth Facs Auth Rev
Christian Living Cmntys Pj A	5.75%	1/1/2037	NR	$2,055	$1,840,294
CO Hlth Facs Auth Rev Hlth & Resdl
Care Facs Volunteers of America Care A	5.30%	7/1/2037	NR	1,500	1,285,905
HFDC Cent TX Inc Ret Fac Rev Ser A	5.625%	11/1/2026	NR	1,850	1,666,203
HFDC Cent TX Inc Ret Fac Rev Ser A	5.75%	11/1/2036	NR	3,750	3,293,137
Howard Cnty MD Ret Cmnty Rev Ref
Vantage House Fac Ser B	5.25%	4/1/2037	NR	1,500	1,287,060
Huntsville-Redstone Vlg AL
Spl Care Facs Fin Redstone Vlg Pj	5.50%	1/1/2028	NR	4,500	4,089,150
IL Fin Auth Rev Clare at Wtr
Tower Pj Ser A	5.20%	5/15/2012	NR	1,000	994,550
IL Fin Auth Rev Clare at Wtr
Tower Pj Ser A	5.30%	5/15/2013	NR	1,000	993,490
IL Fin Auth Rev Montgomery
Place Pj Ser A	5.50%	5/15/2026	NR	2,400	2,190,168
IL Fin Auth Rev Montgomery
Place Pj Ser A	5.75%	5/15/2038	NR	4,600	4,139,356
IL Fin Auth Rev Sedgebrook
Inc Fac Ser A	6.00%	11/15/2037	NR	3,750	3,485,325
IL Fin Auth Rev Sedgebrook
Inc Fac Ser A	6.00%	11/15/2042	NR	3,750	3,448,912
Lexington VA Indl Dev Auth Resdl Care
Fac Rev Mtg Kendal At Lexington Ser A	5.50%	1/1/2037	NR	1,750	1,558,200
Louisville & Jefferson Cnty KY Metro
Govt Hlth Sys Rev Norton Hlthcare Inc~(c)	5.25%	10/1/2036	A-	25,000	24,311,250
NH Hlth & Edl Facs Auth Rev
Havenwood Heritage Heights A	5.35%	1/1/2026	NR	1,035	946,683
NH Hlth & Edl Facs Auth Rev
Havenwood Heritage Heights A	5.40%	1/1/2030	NR	750	667,793
OK Dev Fin Auth Rev Ref St. John Hlth Sys~(c)	5.00%	2/15/2032	AA-	10,000	10,057,700
Sarasota Cnty FL Hlth Fac
Auth Rev Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR	2,565	2,329,430
Sarasota Cnty FL Hlth Fac
Auth Rev Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	2,540	2,263,851
SC Jobs Econ Dev Auth Hlth Facs Rev
Ref First Mtg Wesley Commons	5.125%	10/1/2026	NR	1,400	1,224,580
SC Jobs Econ Dev Auth Hlthcare Facs Rev
Ref First Mtg Lutheran Homes	5.625%	5/1/2042	NR	2,100	1,845,963
SC Jobs Econ Dev Auth Rev
Woodlands At Furman Pj Ser A	6.00%	11/15/2042	NR	2,500	2,258,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Nursing Home (continued)
WA St Hsg Fin Commn Nonprofit Rev
Skyline at First Hill Pj Ser A	5.625%	1/1/2038	NR	$7,350	$6,523,419
Total					85,350,963

Nursing Home Continuing Care Retirement Communities 9.87%
AZ Hlth Facs Auth Hlthcare Facs Rev
Beautitudes Campus Pj	5.20%	10/1/2037	NR	13,000	10,698,740
Bremer Cnty IA Ret Fac Rev
Bartels Lutheran Ser A	5.125%	11/15/2020	NR	800	735,112
Bremer Cnty IA Ret Fac Rev
Bartels Lutheran Ser A	5.375%	11/15/2027	NR	1,400	1,263,080
Bremer Cnty IA Ret Fac Rev
Bremer Lutheran Ser A	5.00%	11/15/2017	NR	1,140	1,073,777
Bucks Cnty PA Indl Dev Auth Ret Cmnty
Ann’s Choice Inc Fac Ser A	6.125%	1/1/2025	NR	3,500	3,433,080
Carlton MN Hlthcare & Hsg
Facs Ref Inter Faith Care Ctr Pj	5.50%	4/1/2024	NR	1,080	1,013,688
Cottage Grove MN Sr Hsg Rev
PHS/Cottage Grove Inc Pj B	6.00%	12/1/2046	NR	2,325	2,217,585
Director St NV Dept Business & Industry
Las Ventanas Ret Pj A	7.00%	11/15/2034	NR	6,000	5,286,780
Director St NV Dept Business & Industry
Las Ventanas Ret Pj B	6.00%	11/15/2014	NR	3,655	3,271,846
East Rochester NY Hsg Auth
Rev Ref Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR	1,700	1,534,182
Fulton Cnty GA Resdl Care
Facs First Mtg Lenbrook Pj Ser A	5.125%	7/1/2042	NR	13,000	10,582,910
IA Fin Auth Sr Hsg Rev Ref
Bethany Life Cmntys Pj A	5.55%	11/1/2041	NR	1,000	869,320
IL Fin Auth Rev Clare at Wtr
Tower Pj Ser A	6.00%	5/15/2025	NR	4,000	3,861,760
IL Fin Auth Rev Clare at Wtr
Tower Pj Ser C	5.125%	5/15/2012	NR	5,000	4,958,300
IL Fin Auth Rev Clare Oaks Pj Ser A	6.00%	11/15/2027	NR	8,000	7,668,320
IL Fin Auth Rev Clare Oaks Pj Ser A	6.125%	11/15/2040	NR	2,500	2,360,250
IL Fin Auth Rev Friendship
Vlg Schaumburg A	5.375%	2/15/2025	NR	4,000	3,584,680
IL Fin Auth Rev Friendship
Vlg Schaumburg A	5.625%	2/15/2037	NR	8,255	7,315,664
IL Fin Auth Rev Smith Vlg Pj Ser A	5.25%	11/15/2016	NR	4,290	4,195,277
IL Fin Auth Rev Three
Crowns Pk Plaza A	5.875%	2/15/2026	NR	1,250	1,182,675

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Nursing Home Continuing Care Retirement Communities (continued)
IL Fin Auth Rev Three
Crowns Pk Plaza A	5.875%	2/15/2038	NR	$4,500	$4,096,980
James City Cnty VA Econ Dev Auth Resdl
Care Fac First Mtg Williamsburg Ldg A	5.50%	9/1/2034	NR	1,000	896,040
MD St Hlth & Higher Edl Facs Auth Rev
King Farm Presbyterian Cmnty A	5.30%	1/1/2037	NR	1,600	1,384,272
Mesquite TX Hlth Facs Dev Ret
Fac Christian Care	5.50%	2/15/2025	BBB-	2,000	1,906,120
Mesquite TX Hlth Facs Dev Ret
Fac Christian Care	5.625%	2/15/2035	BBB-	1,750	1,638,123
NJ Econ Dev Auth Rev First
Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR	1,250	1,115,725
NJ Econ Dev Auth Rev First
Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR	3,655	3,151,706
Olathe KS Sr Living Fac Rev
Catholic Care Campus Inc A	5.65%	11/15/2027	NR	620	564,839
Olathe KS Sr Living Fac Rev
Catholic Care Campus Inc A	6.00%	11/15/2026	NR	5,055	4,829,547
Olathe KS Sr Living Fac Rev
Catholic Care Campus Inc A	6.00%	11/15/2038	NR	7,900	7,316,822
Shelby Cnty TN Hlth Edl Hsg
Facs Trezevant Manor Pj Ser A	5.625%	9/1/2026	NR	1,500	1,414,755
St. Johns Cnty FL Indl Dev
Auth Hlthcare Glenmoor Pj Ser A	5.375%	1/1/2040	NR	2,275	1,934,796
St. Joseph Cnty Indl Econ Dev Rev
Holy Cross Vlg Notre Dame Pj A	5.70%	5/15/2028	NR	265	243,463
St. Joseph Cnty Indl Econ Dev Rev
Holy Cross Vlg Notre Dame Pj A	6.00%	5/15/2026	NR	250	240,570
St. Joseph Cnty Indl Econ Dev Rev
Holy Cross Vlg Notre Dame Pj A	6.00%	5/15/2038	NR	475	440,116
Sussex Cnty DE Rev Adj First
Mtg Cadbury Lewes A	5.90%	1/1/2026	NR	500	478,465
Virginia Beach VA Dev Auth Resdl Care
Fac Mtg Rev Ref Westminster Canterbury	5.25%	11/1/2026	NR	250	232,458
Virginia Beach VA Dev Auth Resdl Care
Fac Mtg Rev Ref Westminster Canterbury	5.375%	11/1/2032	NR	2,800	2,578,688
VT Econ Dev Auth Mtg Wake
Robin Corp Pj Ser A	5.25%	5/1/2026	NR	750	667,283

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Nursing Home Continuing Care Retirement Communities (continued)
Westmoreland Cnty PA Indl Dev
Auth Rev Ret Cmnty Redstone A	5.75%	1/1/2026	NR	$1,200	$1,132,008
WI Hlth & Edl Facs Auth Hlth
Facs Three Pillars Sr Living A	5.50%	8/15/2034	NR	500	483,035
Winchester VA Indl Dev Auth Resdl Care
Fac Rev Westminster Canterbury Ser A	5.20%	1/1/2027	NR	2,000	1,801,240
Winchester VA Indl Dev Auth Resdl Care
Fac Rev Westminster Canterbury Ser A	5.30%	1/1/2035	NR	2,000	1,760,320
Total					117,414,397

Port Facilities 1.59%
Los Angeles CA Hbr Dept Rev
Los Angeles Hbr Dept AMT~(c)(11)	5.00%	8/1/2029	AAA	4,900	4,990,549
Los Angeles CA Hbr Dept Rev
Los Angeles Hbr Dept AMT~(c)(11)	5.00%	8/1/2030	AAA	5,150	5,245,169
Los Angeles CA Hbr Dept Rev
Los Angeles Hbr Dept AMT~(c)(11)	5.00%	8/1/2031	AAA	5,415	5,515,066
Port Of Bay City Auth TX Rev Matagorda Cnty
Rev Hoechst Celanese Corp Pj AMT	6.50%	5/1/2026	B+	3,200	3,122,752
Total					18,873,536

Power 1.50%
Brazos River Auth TX Pollutn
Ctrl Rev TXU Energy Co LLC Pj AMT	5.00%	3/1/2041	Caa1	9,500	6,920,560
MS Business Fin Corp MS
Pollutn Ctrl Rev Sys Energy Res Inc Pj	5.875%	4/1/2022	BBB	6,060	6,065,090
Sabine River Auth TX Pollutn Ctrl Rev
Ref TXU Elec Co Pj Ser B AMT	5.75%#	5/1/2030	CCC	5,040	4,831,042
Total					17,816,692

Pre-Refunded 1.41%
Tob Sttlmnt Fin Corp NJ	6.75%	6/1/2039	AAA	1,000	1,165,260
Tob Sttlmnt Fin Corp VA~(c)	5.625%	6/1/2037	BBB	13,850	15,628,478
Total					16,793,738

Resource Recovery 4.78%
Burlington KS Pollutn Ctrl
Rev Ref KS Gas & Elec Co Pj A~(c)(11)	5.30%	6/1/2031	AAA	13,500	14,233,185
Gaston Cnty NC Facs & Pollutn
Exempt Facs Natl Gypsum Co Pj AMT	5.75%	8/1/2035	NR	4,890	4,552,052

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Resource Recovery (continued)
Madre Metropolitan Dist No 2 CO Ltd
Tax Conv Unltd Tax Ser A	5.50%	12/1/2036	NR	$2,520	$2,048,432
Matagorda Cnty TX Nav Dist No
1 Rev Ref Houston AMT~(c)(2)	5.125%	11/1/2028	AAA	12,500	13,064,001
Moraine OH Solid Wst Disp Rev
General Motors Corp Pj AMT	6.75%	7/1/2014	B-	525	534,912
Niagara Cnty NY Indl Dev Agy
Solid Wst Disp Ser B AMT	5.55%#	11/15/2024	Baa2	750	755,340
OH St Pollutn Ctrl Rev Ref
General Motors Corp Pj	5.625%	3/1/2015	B-	2,965	2,849,158
PA Econ Dev Fin Auth Exempt
Facs Rev Reliant Energy A AMT	6.75%#	12/1/2036	B2	1,500	1,530,285
PA Econ Dev Fin Auth Exempt
Facs Rev Reliant Energy B AMT	6.75%#	12/1/2036	B2	9,500	9,691,805
Sullivan Cnty TN Hlth Edl & Hsg Facs
Bd Hosp Rev Wellmont Hlth Sys Pj Ser C~(c)	5.25%	9/1/2036	BBB+	8,000	7,558,560
Total					56,817,730

Sales Tax 0.08%
Sothwestern IL Dev Auth Rev
Loc Govt Pg Collinsville Ltd	5.35%	3/1/2031	NR	1,000	915,630

Secondary Schools 0.27%
CO Edl & Cultural Facs Auth Rev Indpt
Sch Vail Christian High Sch+	5.50%	6/1/2037	NR	3,500	3,227,735

Single Family Housing 1.94%
LA St Gas & Fuels Tax Rev Ser A~(c)(6)	5.00%	5/1/2041	AAA	20,000	20,311,600
Middlesex Cnty NJ Impt Auth Rev
Sub Heldrich Ctr Hotel Ser B	6.125%	1/1/2025	NR	2,790	2,739,501
Total					23,051,101

Special Assessment 6.33%
Amelia Walk Cmnty Dev Dist FL
Spl Assmnt Ser A	5.50%	5/1/2037	NR	1,000	826,910
Arborwood Cmnty Dev Dist FL
Cap Impt Rev Master Infras Pj A	5.35%	5/1/2036	NR	6,905	5,594,776
Arborwood Cmnty Dev Dist FL
Centex Homes Pj Ser A 1	5.50%	5/1/2036	NR	2,880	2,353,478
Arborwood Cmnty Dev Dist FL
Centex Homes Pj Ser B 2	5.10%	5/1/2016	NR	3,820	3,385,208

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Special Assessment (continued)
Cypress Creek Hillsborough
Cnty Cmnty Dev Dist FL Cap	5.35%	5/1/2037	NR	$7,000	$5,649,350
Durbin Crossing Cmnty Dev
Dist FL Spl Assmnt Ser A	5.50%	5/1/2037	NR	6,000	4,890,960
East Homestead Cmnty Dev Dist
FL Spl Assmnt Rev Ser B	5.00%	5/1/2011	NR	1,040	980,897
Grandview MO Indl Dev Auth
Tax Inc Grandview Crossing Pj 1	5.75%	12/1/2028	NR	1,000	602,450
Henderson NV Loc Impt Dists No T-18	5.25%	9/1/2026	NR	8,155	6,798,987
IA Fin Auth Child Svcs	5.375%	6/1/2026	NR	1,795	1,646,554
IA Fin Auth Child Svcs	5.50%	6/1/2031	NR	4,260	3,864,715
IA Fin Auth Child Svcs	5.55%	6/1/2036	NR	5,960	5,371,927
Lake Elsinore CA Unif Sch
Cmnty Dist Spl Tax No 2004-03	5.25%	9/1/2029	NR	1,650	1,480,693
Mariposa East Pub Impt Dist NM	5.75%	9/1/2021	NR	500	487,050
Mariposa East Pub Impt Dist NM	6.00%	9/1/2032	NR	1,000	960,180
Mediterranea Cmnty Dev Dist
FL Spl Assmt Ser A	5.60%	5/1/2037	NR	1,500	1,257,525
Northstar Cmnty Svcs Dist CA
Spl Tax Cmnty Facs Dist No 1	5.45%	9/1/2028	NR	7,000	6,722,940
Palma Sola Trace Cmnty Dev
Dist FL Cap Impt Rev	5.75%	5/1/2035	NR	875	752,868
Panther Trace II FL Cmnty Dev
Dist Rev Spl Assmnt Ser A	5.60%	5/1/2035	NR	1,735	1,462,865
River Bend Cmnty Dev Dist FL
Cap Impt Rev	5.45%	5/1/2035	NR	930	766,757
Roseville CA Spl Tax Cmnty
Facs Dist No 1 Westpark	5.15%	9/1/2030	NR	2,000	1,763,720
Roseville CA Spl Tax Cmnty
Facs Dist No 1 Westpark	5.20%	9/1/2036	NR	1,200	1,044,300
Shingle Creek Cmnty Dev Dist
FL Cap Impt Rev	6.10%	5/1/2025	NR	5,000	4,496,250
Shingle Creek Cmnty Dev Dist
FL Cap Impt Rev	6.125%	5/1/2037	NR	2,000	1,745,200
Tern Bay Cmnty Dev Dist FL
Cap Impt Rev Ser A	5.375%	5/1/2037	NR	13,350	9,441,120
Tracy CA Cmnty Facs Dist No 1
Spl Tax NEI Phase II	5.70%	9/1/2026	NR	1,020	938,043
Total					75,285,723

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Special Tax 2.95%
Annawan IL Tax Inc Rev
Patriot Renewable Fuels LLC Pj	5.625%	1/1/2018	NR	$1,300	$1,230,125
Atlanta GA Tax Alloc
Princeton Lakes Pj	5.50%	1/1/2031	NR	1,225	1,119,258
Crosscreek Cmnty Dev Dist FL
Spl Assmnt Rev A	5.60%	5/1/2039	NR	1,750	1,463,350
Crosscreek Cmnty Dev Dist FL
Spl Assmnt Rev B	5.50%	5/1/2017	NR	1,490	1,348,033
Dardenne Town Square Transn
Dev Dist MO Sales Tax Ser A	5.00%	5/1/2036	NR	3,110	2,557,571
Henderson NV Loc Impt Dists No T18	5.30%	9/1/2035	NR	8,150	6,473,382
Legends Bay Cmnty Dev Dist FL
Corp Impt Rev Ser A	5.875%	5/1/2038	NR	1,000	873,730
Magnolia West Cmnty Dev Dist
FL Spl Assmnt	5.35%	5/1/2037	NR	4,000	3,223,960
Millsboro DE Spl Oblig
Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	5,000	4,440,600
Minneapolis MN Tax Inc Rev
Grant Park Pj	5.35%	2/1/2030	NR	1,500	1,332,885
Orange Grove Cmnty Dev Dist
LA Spl Assmnt	5.30%	11/1/2021	NR	2,605	2,368,909
Pine Ridge Plantation Cmnty
Dev Dist FL Cap Impt Rev Ser B	5.00%	5/1/2011	NR	1,000	916,840
South Fork East Cmnty Dev
Dist FL Cap Impt Rev	5.35%	5/1/2036	NR	2,885	2,337,571
Stone Canyon Cmnty Impt Dist
MO Pub Infras Impt Pj	5.70%	4/1/2022	NR	1,485	1,365,220
Whispering Spr Dev Dist LA
Spl Assmnt	5.20%	10/1/2021	NR	2,290	2,062,374
Whiting IN Redev Dist Tax Inc
Rev Standard Ave Pj	5.35%	1/15/2027	NR	2,165	1,943,174
Total					35,056,982

Tobacco 9.93%
Badger Tob Asset
Securitization Corp WI Asset Bkd	6.375%	6/1/2032	BBB	3,340	3,438,363
Buckeye OH Tob Sttlmnt Fin Auth
Asset Bkd Sr Turbo Ser A-2~(c)	5.875%	6/1/2047	BBB	18,124	17,307,604
Golden St Tob Securitization Corp CA
Tob Sttlmnt Rev Asset Bkd Sr Ser A-1~(c)	5.75%	6/1/2047	BBB	6,600	6,163,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Tobacco (continued)
Golden St Tob Securitization
Corp CA Asset Bkd Sr Ser A1	5.75%	6/1/2047	BBB	$10,000	$9,339,000
Golden St Tob Securitization Corp CA
Tob Sttlmnt Rev Asset Bkd Ser A~(c)	5.00%	6/1/2045	A	20,000	18,995,800
Golden St Tob Securitization Corp CA
Tob Rev Asset Bkd Sr Ser A-2
(5.30% after 12/1/2012)*	Zero Coupon	6/1/2037	BBB	20,000	12,830,800
MI Tob Sttlmnt Fin Auth Ser A	6.00%	6/1/2048	BBB	15,000	14,534,550
Tob Sttlmnt Auth IA Rev Asset
Bkd Ser C	5.625%	6/1/2046	BBB	3,100	2,835,663
Tob Sttlmnt Auth IA Rev Asset
Bkd Ser C	5.375%	6/1/2038	BBB	8,050	7,155,645
Tob Sttlmnt Fin Corp NJ Ser 1A	5.00%	6/1/2041	BBB	9,000	7,484,130
Tob Sttlmnt Fin Corp RI Asset
Bkd Ser A	6.00%	6/1/2023	BBB	4,165	4,212,856
Tob Sttlmnt Fin Corp RI Asset
Bkd Ser A	6.25%	6/1/2042	BBB	2,960	2,960,918
Tob Sttlmnt Rev Mgmt Auth SC Ser B	6.375%	5/15/2028	BBB	2,800	2,832,060
Tob Sttlmnt Rev Mgmt Auth Ser B	6.375%	5/15/2030	BBB	8,005	8,037,500
Total					118,128,629

Toll Roads 0.12%
Santa Rosa Bay Bridge Auth FL
Rev Cap App	Zero Coupon	7/1/2017	B2	2,800	1,443,848

Transportation 2.53%
Augusta GA Arpt Rev Gen Arpt
Passenger B AMT	5.35%	1/1/2028	Baa2	500	487,420
Director St NV Dept Business & Industry
Las Vegas Monorail Pj 2nd Tier	7.25%	1/1/2023	NR	5,000	4,772,050
Director St NV Dept Business & Industry
Las Vegas Monorail Pj 2nd Tier	7.375%	1/1/2030	NR	8,000	7,549,120
Santa Rosa Bay Bridge Auth FL Rev	6.25%	7/1/2028	B2	4,835	4,630,673
St. Paul MN Port Auth Lease
Rev Hltheast Midway Campus 03 A	5.875%	5/1/2030	BB	1,000	956,240
Tulsa OK Muni Arpt Tr Rev Ser A AMT	7.75%#	6/1/2035	B	11,000	11,654,280
Total					30,049,783

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Universities 0.33%
MA St Dev Fin Agy Rev Eastern
Nazarene College	5.625%	4/1/2029	BB+	$1,000	$952,900
NY New York City Indl Dev Agy Fac
Rev Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	1,292,228
NY New York City Indl Dev Agy Fac
Rev Vaughn College Aeronautics B	5.25%	12/1/2036	BB+	2,000	1,743,480
Total					3,988,608

Water/Sewer 1.17%
Pima Cnty AZ Indl Dev Auth
Wtr & Swr Global Wtr Res LLC Pjs AMT	5.60%	12/1/2022	NR	2,000	1,844,000
Pima Cnty AZ Indl Dev Auth
Wtr & Swr Global Wtr Res LLC Pjs AMT	5.75%	12/1/2032	NR	5,000	4,400,650
Pima Cnty AZ Indl Dev Auth Wtr & Wst
Wtr Rev Global Wtr Res LLC Pj AMT	6.55%	12/1/2037	NR	7,000	6,776,910
Western Generation Agy OR Cogeneration Pj
Rev Sub Lien Wauna Cogeneration C	5.00%	1/1/2021	NR	1,005	950,881
Total					13,972,441
Total Municipal Bonds (cost $1,502,907,892)					1,407,124,936

	Shares
	(000)
SHORT-TERM INVESTMENTS 0.00%

Money Market Mutual Funds
Dreyfus Municipal Cash Management Plus	1	563
SSgA Tax Free Money Market Fund	6	6,283
Total Short-Term Investments (cost $6,846)		6,846
Total Investments in Securities 118.28% (cost $1,502,914,738)		1,407,131,782
Liabilities in Excess of Other Assets(f) (18.28%)		(217,511,863)
Net Assets 100.00%		$1,189,619,919

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2007

Open futures contracts at December 31, 2007:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 30-Year Treasury Bond	March 2008	2,046	Short	$(238,103,250)	$2,387,906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PENNSYLVANIA TAX FREE TRUST December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 103.48%

Education 22.24%
Delaware Cnty PA Auth Rev
Eastern Univ(12)	4.55%	10/1/2036	AA	$950	$849,253
Harrisburg PA Auth Univ Rev Harrisburg
Univ of Science Ser A	5.40%	9/1/2016	NR	500	494,860
Harrisburg PA Auth Univ Rev Harrisburg
Univ of Science B	6.00%	9/1/2036	NR	1,000	979,810
Lehigh Cnty PA Gen Purp Auth
Rev DeSales Univ Pj(12)	5.125%	12/15/2023	AA	1,000	1,009,750
New Wilmington PA Muni Auth
Rev Westminster College Pj GG4(12)	5.125%	5/1/2033	AA	1,000	990,820
PA St Higher Edl Facs Auth
College & Univ Rev Univ of the Arts(12)	5.75%	3/15/2030	AA	500	510,590
PA St Higher Edl Facs Auth College &
Univ Revs Allegheny College	4.80%	5/1/2036	A-	1,000	968,340
PA St Higher Edl Facs Auth College &
Univ Revs Moravian College Pj(12)	5.375%	7/1/2031	AA	1,000	1,006,470
PA St Higher Edl Facs Auth College &
Univ Revs Univ of the Arts(12)	5.625%	3/15/2025	AA	1,000	1,020,900
PA St Higher Edl Facs Auth Rev Assn
Indpt Colleges & Univ-GG5 Gwynedd Mercy(12)	5.125%	5/1/2032	AA	1,020	1,012,217
PA St Higher Edl Facs Auth
Rev Drexel Univ Ser A(11)	5.00%	5/1/2037	AAA	1,390	1,439,025
PA St Higher Edl Facs Auth Rev
Drexel Univ Ser A	5.20%	5/1/2032	A+	600	610,962
PA St Higher Edl Facs Auth
Rev Philadelphia Univ	5.00%	6/1/2030	BBB	1,000	962,150
PA St Higher Edl Facs Auth
Rev Ref Bryn Mawr College(2)	5.00%	12/1/2037	AAA	1,000	1,040,300
PA St Higher Edl Facs Auth
Rev York College PA Pj Ser EE 1(13)	5.00%	11/1/2033	AAA	1,000	1,032,610
Philadelphia PA Auth Indl Dev
Please Touch Museum Pj	5.25%	9/1/2036	BBB-	1,000	962,670
Philadelphia PA Auth Indl Dev
Rev Ed Cmnty Fgn Med Grads(11)	5.00%	6/1/2015	AAA	250	251,442
Philadelphia PA Auth Indl Dev
Revs First Philadelphia Charter Sch	5.85%	8/15/2037	BBB-	1,000	998,530
Philadelphia PA Auth Indl Dev
Revs Russell Byers Chrtr Sch A	5.25%	5/1/2037	BBB-	1,000	916,260

See Notes to Schedule of Invesments.

1

Schedule of Investments (unaudited)(continued)

PENNSYLVANIA TAX FREE TRUST December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Education (continued)
Philadelphia PA Auth Indl Dev Revs Ser A	5.50%	9/15/2037	BBB-	$1,370	$1,299,007
St Pub Sch Bldg Auth PA College Rev(2)	Zero Coupon	7/15/2014	AAA	295	229,820
St Pub Sch Bldg Auth PA College Rev(2)	Zero Coupon	7/15/2015	AAA	295	219,085
St Pub Sch Bldg Auth PA College Rev(2)	Zero Coupon	7/15/2016	AAA	295	208,497
St Pub Sch Bldg Auth PA Sch
Jefferson Cnty Dubois Tech Sch(6)	5.00%	2/1/2029	AAA	1,000	1,036,210
Wilkes-Barre PA Fin Auth
Wilkes Univ Pj	5.00%	3/1/2037	BBB	570	539,864
Total					20,589,442

General Obligation 20.94%
Delaware Vly PA Regl Fin Auth
Loc Govt Rev Ser C(2)	7.75%	7/1/2027	AAA	1,000	1,386,540
Gateway PA Sch Dist Allegheny~(c)(7)	5.00%	7/15/2027	Aaa	11,380	11,997,365
Lehigh Cnty PA Ser A	5.00%	11/15/2022	Aa2	1,000	1,075,730
Montgomery Cnty PA	5.00%	9/15/2022	Aaa	625	649,075
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	1,690	1,462,019
Puerto Rico Comwlth Unrefunded Bal Ser A	5.375%	7/1/2028	BBB-	1,825	1,839,691
Somerset PA Area Sch Dist Ser C(7)	4.25%	3/15/2027	Aaa	1,000	974,310
Total					19,384,730

Healthcare 7.07%
Allegheny Cnty PA Hosp Dev
Auth Rev Hlth Sys West PA Ser A	5.00%	11/15/2028	BB	1,000	859,470
Allegheny Cnty PA Hosp Dev
Auth Rev OH Vly Gen Hosp Pj A	5.125%	4/1/2035	Baa2	500	452,125
Allegheny Cnty PA Hosp Dev
Catholic Hlth East Issue	5.50%	11/15/2032	A1	1,500	1,530,630
Delaware Cnty PA Auth Hosp
Rev Crozer Chester Med Ctr(1)(3)	5.375%	12/1/2018	BBB	1,000	1,000,350
Monroe Cnty PA Hosp Auth Rev
Hosp Pocono Med Ctr	5.125%	1/1/2037	BBB+	1,000	894,250
Philadelphia PA Hosps &
Higher Ed Facs Auth Hosp Rev
Ref Temple Univ Hlth Sys A	5.50%	7/1/2030	BBB	1,000	952,920
Puerto Rico Indl Tourist Edl
Mutuo Oblig Grp Ser A(11)	6.25%	7/1/2024	AAA	850	852,167
Total					6,541,912

See Notes to Schedule of Invesments.

2

Schedule of Investments (unaudited)(continued)

PENNSYLVANIA TAX FREE TRUST December 31, 2007

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Housing 5.26%
Allegheny Cnty PA Resdl Fin
Auth Mtg Rev Sing Fam Mtg Ser VV AMT(9)	4.95%	11/1/2037	Aaa		$1,000	$954,970
PA Hsg Fin Agy Sing Fam Mtg
Ser 93 A AMT	4.85%	10/1/2021	AA+		3,000	2,955,420
PA Hsg Fin Agy Sing Fam Mtg
Ser 98 A AMT	4.85%	10/1/2031	AA+		1,000	956,450
Total						4,866,840

Industrial 3.38%
Allegheny Cnty PA Indl Dev
Auth Rev Envr Impt USX Pj	6.10%	7/15/2020	BBB+		1,000	1,012,410
Childrens Tr Fd Puerto Rico
Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB		650	633,093
York Cnty PA Ind Dev Auth
Pollutn Ctrl Rev Svc Elec & Gas Ser A(11)	6.45%	10/1/2019	AAA		1,475	1,478,997
Total						3,124,500

Lease 2.51%
Puerto Rico Comwlth Infras
Fin Auth Mepsi Campus Pj Ser A	5.60%	10/1/2014	NR		750	748,268
York PA Gen Auth Rev York
City Recreation Corp(2)	5.50%	5/1/2018	AAA		1,475	1,570,093
Total						2,318,361

Miscellaneous 0.11%
Washington Cnty PA Auth Rev
Cap Fdg Rev Pj & Equip Pg(2)	6.15%	12/1/2029	AAA		105	105,522

Nursing Home 2.04%
Bucks Cnty PA Indl Dev Auth
Rev Lutheran Cmnty Telford Ctr	5.75%	1/1/2037	NR		1,000	896,710
Lancaster Cnty PA Hosp Auth Rev
Brethren Vlg Pj Ser A(b)	6.25%	7/1/2026	NR		1,000	994,580
Total						1,891,290

Pre-Refunded 27.84%
Allegheny Cnty PA Port Auth
Spl Rev Transn(11)	6.125%	3/1/2029	AAA		500	522,525
Allegheny Cnty PA Redev Auth
Tax Inc Rev Wtrfrnt Pj Ser A	6.30%	12/15/2018	A-(a	)	1,000	1,097,100
Bucks Cnty PA Wtr & Swr Auth
Neshaminy Interceptor Swr Sys(2)	5.50%	6/1/2017	Aaa		465	480,964

See Notes to Schedule of Invesments.

3

Schedule of Investments (unaudited)(continued)

PENNSYLVANIA TAX FREE TRUST December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
Mifflin Cnty PA(6)	5.625%	9/1/2031	AAA	$1,000	$1,084,480
Montgomery Cnty PA Higher Ed
& Hlth Auth Rev Hlth Sys Catholic
Hlth East C	5.375%	11/15/2034	A1	1,000	1,119,310
PA Conv Ctr Auth Rev Ser A ETM(6)	6.70%	9/1/2016	AAA	855	973,332
PA St Higher Edl Facs Auth
Rev Drexel Univ	6.00%	5/1/2029	A+	800	830,800
PA St Tpk Commn(2)	5.50%	7/15/2033	AAA	1,000	1,086,540
Philadelphia PA Auth For Indl
Dev Lease Rev Ser B(7)	5.125%	10/1/2026	AAA	1,000	1,077,680
Philadelphia PA Gas Wks Rev
12th Ser B ETM(11)	7.00%	5/15/2020	AAA	2,035	2,443,587
Philadelphia PA Sch Dist(6)	5.25%	6/1/2034	AAA	3,000	3,318,900
Philadelphia PA Sch Dist Ser A(7)	5.50%	2/1/2031	AAA	500	542,800
Philadelphia PA Sch Dist Ser A(7)	5.75%	2/1/2019	AAA	450	483,885
Philadelphia PA Sch Dist Ser A(7)	5.75%	2/1/2020	AAA	250	268,825
Philadelphia PA Sch Dist Ser A(7)	5.75%	2/1/2021	AAA	500	537,650
Philadelphia PA Sch Dist Ser A(7)	5.75%	2/1/2030	AAA	1,250	1,344,125
Philadelphia PA Sch Dist Ser B(6)	5.625%	8/1/2022	AAA	1,000	1,100,630
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.75%	7/1/2041	AAA	1,500	1,651,590
Puerto Rico Pub Bldgs Auth Rev
Govt Facs Ser I GTD	5.375%	7/1/2034	BBB-	1,000	1,110,490
Quaker Vly PA Sch Dist(7)	5.50%	4/1/2025	Aaa	800	894,200
Riverside PA Sch Dist(6)	5.50%	10/15/2020	AAA	1,000	1,063,970
St Pub Sch Bldg Auth PA
Northhampton Area Cmnty College(2)	5.75%	3/1/2020	AAA	1,775	1,894,990
St Pub Sch Bldg Auth PA Rev
Del Cnty Cmnty College Pj(11)	5.50%	10/1/2020	AAA	800	843,152
Total					25,771,525

Sales Tax 0.83%
Puerto Rico Sales Tax Fing
Corp Sales Tax Rev Ser A	5.25%	8/1/2057	A+	750	770,993

See Notes to Schedule of Invesments.

4

Schedule of Investments (unaudited)(continued)

PENNSYLVANIA TAX FREE TRUST December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Transportation 3.42%
Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser A(7)	5.20%	1/1/2027	AAA	$1,000	$1,043,490
Delaware River Port Auth PA &
NJ Rev(7)	6.00%	1/1/2019	AAA	1,000	1,055,000
PA St Tpk Commn Tpk Rev Ser A(2)	5.25%	12/1/2032	AAA	1,000	1,064,830
Total					3,163,320

Water/Sewer 7.84%
Allegheny Cnty PA San Auth Swr Rev(6)	5.00%	12/1/2037	AAA	1,000	1,034,090
Bucks Cnty PA Wtr & Swr Auth
Rev Ser A(2)	5.00%	6/1/2024	AAA	1,000	1,032,660
Delaware Cnty PA Indl Dev
Auth Wtr Facs Aqua PA Inc Pj Ser A AMT(6)	5.00%	11/1/2036	AAA	1,000	1,006,370
Luzerne Cnty PA Indl Dev Auth
PA American Wtr Co Ser A AMT(2)	5.10%	9/1/2034	AAA	1,000	1,009,480
North Huntingdon Twp PA GTD(2)	5.25%	4/1/2019	AAA	760	797,293
Philadelphia PA Wtr & Wstwtr
Rev Ser B(2)	4.25%	11/1/2031	AAA	2,500	2,374,025

Total					7,253,918
Total Municipal Bonds (cost $93,960,136)					95,782,353

	Shares
	(000)
SHORT-TERM INVESTMENT 1.36%

Money Market Mutual Fund
Dreyfus PA Municipal Money Market Fund (cost $1,254,079)	1,254	1,254,079
Total Investments in Securities 104.84% (cost $95,214,215)		97,036,432
Liabilities in Excess of Cash and Other Assets(f)(4.84%)		(4,477,931)
Net Assets 100.00%		$92,558,501

See Notes to Schedule of Invesments.

5

Schedule of Investments (unaudited)(concluded)

PENNSYLVANIA TAX FREE TRUST December 31, 2007

Open futures contracts at December 31, 2007:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 30-Year Treasury Bond	March 2008	33	Short	$(3,840,375)	$42,032

See Notes to Schedule of Invesments.

6

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
GTD	Escrow to Maturity.
ETM	Guaranteed.
Pre-Refunded Bonds

A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF	Permanent School Fund.
NR	Not Rated.
*	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
+

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable Rate Security. The interest rate represents the rate at December 31, 2007.
~	Fair Valued Security (See Note 2(a)).
(a)	This investment has been rated by Fitch IBCA.
(b)	Security purchased on a when-issued basis (See Note 2(d)).
(c)

Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) to Schedule of Investments for details of Municipal Bonds Held in Trust.

(d)	Effective Maturity date. Average life of sinking fund due to mandatory or expected principal payments prior to maturity.
(e)	The interest rate represents the rate at December 31, 2007. The date represents the next interest reset date.
(f)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation on financial futures contracts.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

(1)	American Capital Access Holdings Ltd.
(2)	AMBAC Assurance Corporation
(3)	Certificate Bond Insurance
(4)	CIFG Guaranty
(5)	Federal National Mortgage Association
(6)	Financial Guaranty Insurance Company
(7)	Financial Security Assurance, Inc.
(8)	Government National Mortgage Association
(9)	Government National Mortgage Association/Federal National Mortgage Association
(10)	Insurance Bond Certificate
(11)	Municipal Bond Investors Assurance
(12)	Radian Asset Assurance, Inc.
(13)	XL Capital Assurance, Inc.

Notes to Schedules of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Municipal Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on September 11, 1991 and was reorganized as a Delaware statutory trust on July 22, 2002.

The Trust consists of the following four portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett Intermediate Tax-Free Fund (“Intermediate”)
Georgia Series (“Georgia”)
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)
Pennsylvania Series (“Pennsylvania”)

Each Fund is non-diversified as defined under the Act, except for Intermediate.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from Federal income tax as is consistent with reasonable risk. Each Fund (except for Intermediate and High Yield) also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk.  The investment objective of High Yield is to seek a high level of income exempt from Federal income tax.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)    Investment Valuation–Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current value.

(b)   Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)    Futures Contracts–Each Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices.  At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.”  Subsequent payments called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates.  Each Fund will record an unrealized gain (loss) based on the amount of variation margin.  Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end.  As of December 31, 2007, each Fund except Intermediate had open futures contracts.

(d)   When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)    Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”).  A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities.  A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund.  Each Fund’s transfer of the municipal securities to a TOB does not qualify for sale treatment under Statement of Financial Accounting Standard No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities,” therefore the municipal securities deposited into a TOB are presented in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities.  Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis.  Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date.  The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. At December 31, 2007, the aggregate value of the underlying municipal securities transferred to TOBs, the liability for trust certificates and the range of interest rates for such certificates were:

Notes to Schedules of Investments (unaudited)(continued)

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs
Georgia	$6,270,000	3.50%	$12,951,814
High Yield	208,217,000	3.47% - 3.92%	364,771,597
Pennsylvania	5,690,000	3.51%	11,997,365

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s net asset value per share.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes.

3.  FEDERAL TAX INFORMATION

As of  December 31, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Intermediate	$39,610,480	$451,989	$(172,460)	$279,529
Georgia	125,732,224	3,281,039	(1,998,021)	1,283,018
High Yield	1,293,884,241	8,077,887	(103,047,346)	(94,969,459)
Pennsylvania	89,554,974	3,181,413	(1,389,955)	1,791,458

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to tax treatment of accretion, tender option bond trusts and other temporary adjustments.

4.  INVESTMENT RISKS

Each Fund’s performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for inverse floaters than for short-term bonds. As a result, the Funds, which tend to invest in longer-term bonds and inverse floaters to a greater degree than some municipal bond funds, normally will have greater market risk than those funds.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, governmental risk, legislative risk, management risk and credit risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Yield invests a significant portion of its assets in such bonds. All other Funds may invest up to 20% in such bonds.  Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities.  A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund.  Junk bonds are considered predominantly speculative by traditional investment standards.  In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each Fund (except Intermediate) is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each Fund, other than Intermediate and High Yield, focuses on a particular state or territory, each Fund’s performance may be more affected by local, state and regional factors than a fund that invests in municipal bonds issued in many states, such as Intermediate and High Yield. These factors may, for example, include economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may

Notes to Schedules of Investments (unaudited)(concluded)

harm the performance of each Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund (except for High Yield) may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”). High Yield may invest up to 100% of its net assets in AMT paper.  The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest no more than 20% of its net assets in TOB Residuals, except High Yield, which may invest up to 100% in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of “derivative” debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security (“specific fixed-rate security”). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values also rise faster than such similar securities.

In addition, losses may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, inverse floaters and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund.  They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date.  During this period such securities are subject to market fluctuations.

5.  REORGANIZATIONS

On December 14, 2007, the National Tax Free Fund of Lord Abbett Municipal Income Fund acquired the net assets of each of the Acquired Funds listed below, pursuant to a plan of reorganization approved by each Acquired Fund’s shareholders.  Total shares issued and total net assets of each Acquired Fund, including appreciation are listed below:

Acquired Fund	Shares Issued	Unrealized Appreciation	Total Net Assets
Florida Tax-Free Trust	12,217,989	$2,230,982	$55,980,192
Michigan Tax-Free Trust	12,391,978	2,543,473	63,826,490
Minnesota Tax-Free Income Fund	9,290,026	88,346	46,208,019
Texas Tax-Free Income Fund	6,985,424	2,954,960	68,025,455
Washington Tax-Free Income Fund	7,578,877	1,904,524	37,998,852

Total net assets of National Tax Free Fund immediately after the transfer were $903,630,899.  The transaction was structured to qualify as a tax-free reorganization.

Item 2:           Controls and Procedures.

(a)    Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                                 Exhibits.

(i)     Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 25, 2008